NOTE - 7 OTHER CURRENT LIABILITIES - Schedule of Other CurrentLiabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued liabilities	$ 40,929	$ 61,153	$ 6,789
Payable for acquisition of subsidiaries	325,000
Accrued interest		8,173	170,960
Salary payable - management	80,730	92,229	22,300
Salary payable	2,799
Employee benefits	106,516	105,221	181,231
Other current liabilities	102,157	40,273
Other Liabilities, Current	$ 658,131	$ 307,049	$ 413,676